Financial Liabilities at Amortised Cost (Details) - Schedule of Time Deposits and Other Time Liabilities - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Deposits and other demand liabilities	$ 14,260,609	$ 13,537,826
Time deposits and other time liabilities	17,098,625	16,137,942
Obligations under repurchase agreements	276,588	282,584
Interbank borrowings	4,337,947	10,366,499
Issued debt instruments	8,133,275	8,001,045
Other financial liabilities	200,541	296,273
Total	44,307,585	48,622,169
Checking accounts
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Deposits and other demand liabilities	11,898,457	11,014,748
Demand accounts
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Deposits and other demand liabilities	450,202	500,723
Other demand deposits
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Deposits and other demand liabilities	430,519	352,865
Obligation related to payments cards provision
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Deposits and other demand liabilities	35,196	1,007
Other demand liabilities
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Deposits and other demand liabilities	1,446,235	1,668,483
Time deposits
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Time deposits and other time liabilities	16,867,607	15,939,325
Time savings account
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Time deposits and other time liabilities	221,973	189,757
Other time liabilities
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Time deposits and other time liabilities	9,045	8,860
Operation with foreign banks
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Obligations under repurchase agreements	0	0
Operation with other Chilean entities
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Obligations under repurchase agreements	276,588	282,584
Loans from chilean financial institutions
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Interbank borrowings	52,311	46,218
Loans from foreign financial institutions
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Interbank borrowings	4,285,636	4,271,414
Loans from Chilean Central Bank
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Interbank borrowings	0	6,048,867
Mortgage finance bonds
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Issued debt instruments	220	1,229
Senior bonds
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Issued debt instruments	8,067,274	7,925,385
Mortgage bond
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Issued debt instruments	65,781	74,431
Other domestic obligations
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Other financial liabilities	200,337	296,273
Foreign obligations
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Other financial liabilities	$ 204	$ 0